Related Party Balances and Transactions - Schedule of Related Parties (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Huang Feng [Member]
Schedule of Related Parties [Line Items]
Related parties and their relationships		Ultimate majority shareholder of the Company, CEO and Chairman of the Board
Amounts due to related parties	[1]	$ 224,636	$ 24,098
Xia Liang [Member]
Schedule of Related Parties [Line Items]
Related parties and their relationships		Supervisor of Yangzhou Bangshijie, CFO of Li Bang International
Li Funa [Member]
Schedule of Related Parties [Line Items]
Related parties and their relationships		Director, ultimate shareholder of the Company and Huang Feng’s spouse
Fan Hu [Member]
Schedule of Related Parties [Line Items]
Related parties and their relationships		Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie
Amounts due to related parties	[1]		107,476
Suzhou Beifusi Trading Co., Ltd. (“Suzhou Beifusi”) [Member]
Schedule of Related Parties [Line Items]
Related parties and their relationships		A vendor, Huang Feng owns 65% of its equity interest
Related Party [Member]
Schedule of Related Parties [Line Items]
Amounts due to related parties		$ 224,636	$ 131,574

[1]	The balances represent primarily business expenses paid on behalf of the Company.